COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - Class A exchangeable and Class B - $ / shares	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Distributions (USD per share)	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.13	$ 0.13
Special distribution (USD per share)	$ 5.481